NYSE Euronext

[redacted]

09012722

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

CertNYS

Received SEC
DEC 0 3 2009
Washington, DC 20549

1-34260

December 3, 2009

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CHINA GREEN AGRICULTURE, INC., Common Stock, $.001 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 3, 2009. Tentative listing date – December 7, 2009.

Sincerely,

[signature]